Convertible Debt (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Liability [Abstract]
Beginning Balance	$ 188,128
Derivative liability - insufficient shares		$ 85,960	85,960
Derivative liability - reclass into additional paid in capital due to sufficient shares			(85,960)
Initial measurement at issuance date of the notes			389,697
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)		(182,701)
Change in fair value of derivative at period end	(59,857)		18,868
Ending Balance	$ 104,446		$ 188,128